Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
6
. Income Taxes

Income (loss) before income taxes for each of the
two
years in the period ended
December
31,
2016
was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2016	2015
Current:
Federal	$(2)	$(3)
State	127	62
	125	59
Deferred:
Federal	-	-
State	-	-
	-	-
	$125	$59

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at
December
31,
2016
and
2015
are as follows (in thousands):

	2016	2015
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$87	$81
Reserves not deductible until paid	300	289
Net operating loss carryforwards
Federal	2,764	2,654
State	537	768
Federal tax credit	398	338
Other	12	11
Gross deferred tax assets	4,098	4,141
Less valuation allowance	(1,453)	(1,651)
Deferred tax assets net of valuation allowance	$2,645	$2,490

Deferred tax liabilities:
Property and equipment	$(2,399)	$(2,307)
Other	(238)	(175)
Gross deferred tax liabilities	$(2,637)	$(2,482)
Net deferred tax asset	$8	$8

The
$2,637,000
of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the
$2,645,000
of deferred tax assets. Avalon has not provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the
$1,453,000
valuation allowance as of
December
31,
2016,
would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income (loss) before income taxes as a result of the following differences (in thousands):

	2016	2015
Loss before income taxes	$(284)	$(1,163)
Less net loss attributable to non-controlling interest in subsidiary	(340)	(510)
Income (loss) before income taxes attributable to Avalon Holdings Corporation common shareholders	56	(653)
Federal statutory rate	35%	35%
	20	(229)
State income taxes, net of federal income tax benefits	82	38
Change in valuation allowance	(198)	233
Increase in available federal tax credit	(60)	(29)
Decrease in capital loss carryforward	-	10
Other nondeductible expenses	41	44
Decrease (increase) in net operating loss carryforward:
State	231	(42)
Federal	5	(8)
Other, net	4	42
	$125	$59

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions. With few exceptions, Avalon is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before
2012.
Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively. There were no
accruals for the payment of interest and penalties for
2016
and
2015.

Avalon made net income tax payments of approximately
$54,000
and
$94,000
in
2016
and
2015,
respectively. At
December
31,
2016,
Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately
$8,146,000
which are available to offset future federal taxable income. These carryforwards expire in
2021
through
2036.
In addition, at
December
31,
2016,
certain subsidiaries of Avalon have net operating loss carryforwards for state purposes of approximately
$8,148,000
which are available to offset future state taxable income. These carryforwards expire at various dates through
2036.
A valuation allowance has been provided because it is more likely than not that the deferred tax assets relating to certain of the federal and state loss carryforwards will not be realized.